Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities		¥ 8,340,385	$ 1,308,788	¥ 3,139,804	¥ (1,793,710)
CASH FLOWS FROM INVESTING ACTIVITIES
Placement of time deposits		(1,308,296)	(205,300)	(1,038,017)	(1,725,148)
Redemption of time deposits		1,630,773	255,904	601,968	1,265,877
Placement of short-term investments		(220,850,351)	(34,656,239)	(105,279,461)	(7,998,736)
Redemption of short-term investments		220,345,863	34,577,074	87,699,180	7,020,989
Net cash used in investing activities		(4,257,244)	(668,054)	(18,737,725)	(2,574,836)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debts		5,533,238	868,286		168,070
Proceeds from follow-on offering, net of issuance cost				9,990,955
Proceeds from exercise of share options		1,139	179
Proceeds from issuance of ordinary shares		70	11
Net cash provided by financing activities		16,709,533	2,622,090	24,710,697	5,655,690
Effects of exchange rate changes on cash and cash equivalents		(472,129)	(74,086)	(376,646)	53,722
Net increase in cash, cash equivalents and restricted cash		20,320,545	3,188,738	8,736,130	1,340,866
Cash, cash equivalents at beginning of the year		8,938,341
Cash, cash equivalents at end of the year		27,854,224	$ 4,370,936	8,938,341
Parent company | Reportable legal entity
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities		367,063		109,961	26,492
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to, and investments in subsidiaries, VIEs and VIEs' subsidiaries		(10,157,678)		(10,006,889)	(4,384,396)
Placement of time deposits		(298,284)			(1,725,148)
Redemption of time deposits		297,654		463,527	1,265,877
Placement of short-term investments		(173,133,568)		(75,367,086)	(35,157)
Redemption of short-term investments		180,386,757		60,452,428
Net cash used in investing activities		(2,905,119)		(24,458,020)	(4,878,824)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				3,851,034	5,254,333
Proceeds from issuance of convertible debts		5,533,238			168,070
Proceeds from IPOs and concurrent private placements, net of issuance cost		11,004,778		11,034,685
Proceeds from follow-on offering, net of issuance cost				9,990,955
Proceeds from exercise of share options		1,139
Proceeds from issuance of ordinary shares		70
Net cash provided by financing activities		16,539,225		24,876,674	5,422,403
Effects of exchange rate changes on cash and cash equivalents		(387,668)		(20,248)	25,595
Net increase in cash, cash equivalents and restricted cash		13,613,501		508,367	595,666
Cash, cash equivalents at beginning of the year	¥ 45,341	1,149,374		641,007	641,007
Cash, cash equivalents at end of the year		¥ 14,762,875		¥ 1,149,374	¥ 641,007